As filed with the U.S. Securities and Exchange Commission on September 29, 2014

File No. 333-111986

File No. 811-21475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 72	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 72	☒

RBC FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

100 South Fifth Street, Suite 2300
Minneapolis, MN 55402
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (612) 313-1341

Lee Thoresen, Esq.
RBC Plaza
60 South Sixth Street
Minneapolis, MN 55402-4422
(612) 313-1341
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on October 28 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Post-Effective Amendment No. 68 (the “Amendment”) to the Registration Statement of RBC Funds Trust was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on July 17, 2014 to register Class I shares of RBC Global Opportunities Fund and RBC International Opportunities Fund, new series of the Registrant. Pursuant to Rule 485(a)(2), the Amendment would have become effective on September 30, 2014. Post-Effective Amendment No. 72 was filed pursuant to Rule 485(b)(1)(iii) on September 29, 2014 to extend the Amendment’s effective date to October 28, 2014. This Post-Effective Amendment No. 72 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 28, 2014 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 72 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust dated December 16, 2003. (1)

	(2)	Instrument Memorializing Resolutions of the Board of Trustees. (3)

	(3)	Instrument Memorializing Resolutions of the Board of Trustees. (15)

	(4)	Instrument Memorializing Resolutions of the Board of Trustees. (20)

	(5)	Instrument Memorializing Resolution of the Board of Trustees. (24)

	(6)	Instrument Memorializing Resolution of the Board of Trustees. (26)

	(7)	Instrument Memorializing Resolution of the Board of Trustees. (29)

(b)	By-Laws, effective as of January 13, 2004. (2)

(c)	See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Agreement and Declaration of Trust dated December 16, 2003. See Article II, “Meetings of Shareholders,” of the Registrant’s By-Laws, effective January 13, 2004.

(d)	(1)	Master Investment Advisory Contract dated April 16, 2004, Amended as of December 7, 2006, between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund and Investment Advisory Contract Supplements dated April 16, 2004, Amended as of December 7, 2006, on behalf of each of Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund, Amended as of July 28, 2008, on behalf of the Access Capital Community Investment Fund. (12)

	(2)	Master Investment Advisory Contract dated April 16, 2004, Amended and Restated as of August 18, 2009 on behalf of the Tamarack Mid Cap Growth Fund, Tamarack Quality Fixed Income Fund and Access Capital Community Investment Fund. (14)

	(3)	Master Investment Advisory Contract dated April 16, 2004, Amended and Restated as of December 31, 2009 on behalf of the RBC Mid Cap Growth Fund, RBC Mid Cap Value Fund and Access Capital Community Investment Fund. (18)

(i) Amendment to Investment Advisory Agreement dated September 9, 2013 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the Access Capital Community Investment Fund. (25)

	(4)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Enterprise Fund. (6)

(i) Investment Advisory Agreement amended as of November 22, 2010 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the RBC Enterprise Fund. (18)

	(5)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Microcap Value Fund. (6)

	(6)	Investment Advisory Agreement dated April 16, 2004, Amended and Restated as of November 14, 2011, between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund. (21)

	(7)	Investment Advisory Agreement amended as of November 22, 2010 between Registrant and RBC Global Asset Management (U.S.) Inc. with respect to the RBC Small Cap Core Fund. (18)

(i) Amendment to Investment Advisory Agreement dated November 27, 2012 between Registrant and RBC Global Asset Management (U.S.) Inc. with respect to the RBC Small Cap Core Fund. (23)

	(8)	Master Investment Advisory Agreement dated September 1, 2011 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Global Convertible Bond Fund. (20)

(i) Amendment to Investment Advisory Agreement dated October 31, 2012 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC BlueBay Absolute Return Fund. (23)

(ii) Amendment to Investment Advisory Agreement dated December 20, 2013 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (26)

	(9)	Not applicable.

	(10)	Not applicable.

	(11)	Sub-Advisory Agreement dated December 20, 2013 between RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (26)

	(12)	Not applicable.

	(13)	Amended and Restated Investment Sub-Advisory Agreement dated November 27, 2013 among RBC Global Asset Management (U.S.) Inc., BlueBay Asset Management LLP and BlueBay Asset Management USA LLC with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund and RBC BlueBay Global High Yield Bond Fund. (25)

(e)	(1)	Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC with respect to RBC Mid Cap Value Fund, RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund, RBC U.S. Securitized Asset Fund, Access Capital Community Investment Fund, Prime Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Mid Cap Growth Fund and RBC Microcap Value Fund. (16)

(i) First Amendment dated July 1, 2011 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (20)

(ii) Second Amendment dated November 27, 2012 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (23)

(iii) Third Amendment dated December 20, 2013 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (26)

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	(1)	Form of Custody Agreement dated January 1, 2010 between the Trust and U.S. Bank, N.A. (15)

		(i)	First Amendment dated December 20, 2013 to the Custody Agreement dated December 28, 2009. (26)

	(2)	Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (20)

		(i)	Amended and Restated Schedule II dated December 20, 2013 to the Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (26)

	(3)	Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (20)

		(i)	Amended and Restated Annex I dated December 20, 2013 to the Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (26)

(h)	Other Material Contracts.

	(1)	Amended and Restated Administrative Services Agreement dated as of September 1, 2011 with respect to Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund, RBC U.S. Securitized Asset Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund and RBC BlueBay Global Convertible Bond Fund. (23)

		(i)	Amendment dated November 27, 2012 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund. (23)

		(ii)	Amendment dated December 20, 2013 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (26)

	(2)	Administrative Services Agreement dated April 16, 2004, Amended and Restated As of January 25, 2008, between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Tax-Free Income Fund, Tamarack Enterprise Fund, Tamarack Small Cap Core Fund, Tamarack Value Fund, Tamarack Microcap Value Fund, Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Quality Fixed Income Fund and Tamarack SMID Cap Growth Fund. (12)

		(i)	Amendment dated August 18, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (14)

		(ii)	Form of Second Amendment dated December 31, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (15)

		(iii)	Amendment dated September 27, 2010 to the Administrative Services Agreement dated April 16, 2004, as amended and supplemented. (18)

	(3)	Administration and Accounting Services Agreement between PFPC Inc. and Tamarack Funds Trust dated October 5, 2007. (11)

		(i)	Amended and Restated Exhibit A dated December 20, 2013 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and RBC Funds Trust dated October 5, 2007. (26)

(4)	Shareholder Account Services Agreement dated April 7, 2005 between the Trust and RBC Dain Rauscher Inc. (6)

(i) Amendment to Shareholder Account Services Agreement dated November 21, 2008. (12)

(5)	Form of Shareholder Servicing Agreement effective November 21, 2008 between the Trust and servicing agent with respect to Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(6)	Shareholder Servicing Plan effective November 21, 2008 on behalf of RBC Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(7)	Form of Amended and Restated Shareholder Servicing Plan effective March 25, 2014 on behalf of the RBC Enterprise Fund, RBC Small Cap Core Fund, RBC SMID Cap Growth Fund, RBC Microcap Value Fund, RBC Mid Cap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC Blue Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (28)

(8)	Amended and Restated Shareholder Account and Distribution Services Plan dated February 1, 2010 on behalf of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (24)

(9)	Amended and Restated Expense Limitation Agreement dated December 6, 2012 for RBC Mid Cap Value Fund, RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, and RBC Microcap Value Fund. (24)

(i) Amendment dated November 27, 2013 to the Amended and Restated Expense Limitation Agreement for RBC Mid Cap Value Fund, RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, and RBC Microcap Value Fund. (25)

(10)	Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund with respect to RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class. (24)

(11)	Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund with respect to RBC Institutional Class 1. (24)

(12)	Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Access Capital Community Investment Fund. (24)

(13)	Form of Amended and Restated Expense Limitation Agreement dated July 1, 2014 for RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (30)

(14)	Transfer Agency Services Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (21)

(i) First Amendment dated July 1, 2011 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (20)

(ii) Second Amendment dated November 27, 2012 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (23)

(iii) Third Amendment dated December 20, 2013 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (26)

(i)	(1)	Legal opinion with respect to all Funds except RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund. (25)

	(2)	Legal opinion with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (26)

	(3)	Legal opinion with respect to RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund

	(4)	Legal opinion with respect to RBC BlueBay Total Return Credit Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund and RBC Small Cap Value Fund. (31)

	(5)	Legal opinion with respect to RBC Global Opportunities Fund and RBC International Opportunities Fund. (32)

	(6)	Legal opinion with respect to RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund. (33)

(j)	Other Opinions.

	(1)	Power of Attorney for T. Geron Bell, Lucy Hancock Bode, Leslie H. Garner, Jr., Ronald James, John A. MacDonald, H. David Rybolt, James R. Seward, William B. Taylor, and Kathleen A. Gorman dated September 25, 2012. (22)

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

Not applicable.

(m)	(1)	Amended and Restated Master Distribution Plan and Distribution Plan supplements dated December 6, 2012, as supplemented September 24, 2013 and December 20, 2013, for RBC SMID Cap Growth Fund, RBC Small Cap Core Fund, RBC Enterprise Fund, RBC Microcap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, and RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (26)

	(2)	Class F Shares Distribution and Service (Rule 12b-1) Plan dated December 5, 2013 for RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (28)

	(3)	Class C Shares Distribution and Service (Rule 12b-1) Plan dated June 18, 2014 for RBC BlueBay Absolute Return Fund. (29)

	(4)	Form of Dealer and Selling Group Agreement. (4)

	(5)	Shareholder Account and Distribution Services Agreement effective November 21, 2008 between Tamarack Distributors Inc. and RBC Capital Markets Corporation for Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(i) Amendment dated August 19, 2009 to the Shareholder Account and Distribution Services Agreement effective November 21, 2008, between Tamarack Distributors Inc. and RBC Capital Markets Corporation for Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (13).

(ii) Amendment dated January 1, 2010 to the Shareholder Account and Distribution Services Agreement dated November 21, 2008, as amended. (18)

	(6)	Amended and Restated RBC Funds Trust Money Market Funds (Institutional Class 2, Select Class, Reserve Class, Investor Class) Shareholder Account and Distribution Services Plan dated February 1, 2010. (18)

	(7)	Form of Dealer Selling Agreement with Quasar Distributors, LLC. (15)

	(8)	Shareholder Servicing Agreement between the Trust and RBC Capital Markets Corporation for the Institutional Class 1 Shares of the RBC Money Market Funds. (18)

(n)	(1)	Plan Pursuant to Rule 18f-3 dated March 10, 2004. (2)

	(2)	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated November 21, 2008 for Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

	(3)	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated April 23, 2014, for RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (29)

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Amended Code of Ethics of RBC Global Asset Management (U.S.) Inc. (23)

	(2)	Code of Ethics of BlueBay Asset Management LLP (23)

	(3)	Amended Code of Ethics of the Trust. (20)

	(4)	Code of Ethics of RBC Global Asset Management (UK) Limited (26)

________________________

(1)	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 16, 2004.

(2)	Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the Commission on April 13, 2004.

(3)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the Commission on September 30, 2004.

(4)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed with the Commission on January 27, 2006.

(5)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed with the Commission on August 31, 2006.

(6)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the Commission on January 26, 2007.

(7)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2008.

(8)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the Commission on July 31, 2008.

(9)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed with the Commission on September 22, 2008.

(10)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed with the Commission on November 19, 2008.

(11)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2008.

(12)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2009.

(13)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed with the Commission on October 16, 2009.

(14)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed with the Commission on November 24, 2009.

(15)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the Commission on December 29, 2009.

(16)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed with the Commission on February 1, 2010.

(17)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed with the Commission on June 30, 2010.

(18)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2010.

(19)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed with the Commission on May 10, 2011.

(20)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the Commission on September 1, 2011.

(21)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2011.

(22)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed with the Commission on September 28, 2012.

(23)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed with the Commission on November 27, 2012.

(24)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the Commission on September 26, 2013.

(25)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A filed with the Commission on November 27, 2013.

(26)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the Commission on December 20, 2013.

(27)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A filed with the Commission on December 20, 2013.

(28)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A filed with the Commission on February 28, 2014.

(29)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

(30)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed with the Commission on June 24, 2014.

(31)	To be filed by amendment.

(32)	To be filed by amendment.

(33)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed with the Commission on July 29, 2014.

Item 29. Persons Controlled By or Under Common Control with the Registrant

None.

Item 30. Indemnification

The Agreement and Declaration of Trust of the Registrant, Article VII, Section 2, provides the following:

(a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act (12 Del. C.ss.ss. 3801 et seq.), as amended from time to time (“DSTA”), the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

The By-Laws of the Registrant, Article VI, Section 6.02, provides the following:

Subject to the exceptions and limitations contained in Section 6.04 of this Article VI, the Trust shall indemnify its Trustees and officers to the fullest extent permitted by state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Trust may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article VI shall continue as to a person who has ceased to be a Trustee or officer of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Advisor

RBC Global Asset Management (U.S.) Inc., the investment advisor to each series of the Trust, is a registered investment advisor. Information as to the directors and officers of RBC Global Asset Management (U.S.) Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of RBC Global Asset Management (U.S.) Inc. in the last two years, is included in its application for registration as an investment advisor on Form ADV (IARD/CRD No. 104717; SEC File No. 801-42) filed with the SEC under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32. Principal Underwriters

(a)	Quasar Distributors, LLC, (“Quasar”), a wholly-owned subsidiary of US Bancorp., is principal underwriter for each of the RBC Funds. Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). To the best of the Registrant’s knowledge, Quasar also acts as principal underwriter for the following investment companies:

AC One China Fund	Fund X Tactical Total Return Fund	Monetta Young Investor Fund
Access Capital Community Investment	Fund X Tactical Upgrader Fund	Morgan Dempsey Small/Micro Cap Value Fund
Advantus Strategic Dividend Income Fund	Fund X Upgrader Fund	Muhlenkamp Fund
Aegis High Yield Fund	Generation Wave Growth Fund	Muzinich Credit Opportunities Fund
Aegis Value Fund	Geneva Advisors All Cap Growth Fund	New Path Tactical Allocation Fund
Akre Focus Fund	Geneva Advisors Equity Income Fund	Nicholas Equity Income Fund
AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund	Gerstein Fisher Multi-Factor Global Real Estate Securities Fund	Nicholas Fund
Alpha Defensive Growth Fund	Gerstein Fisher Multi-Factor Growth Equity Fund	Nicholas High Income Fund
Alpha Opportunistic Growth Fund	Gerstein Fisher Multi-Factor International Growth Equity Fund	Nicholas II Fund
AlphaClone Alternative Alpha ETF Fund	Glenmede Core Fixed Income Portfolio	Nicholas Limited Edition Fund
Alpine Accelerating Dividend Fund	Glenmede Government Cash Portfolio	Nicholas Money Market Fund
Alpine Cyclical Advantage Property Fund	Glenmede International Portfolio	Nuance Concentrated Value Fund
Alpine Dynamic Dividend Fund	Glenmede International Secured Options Portfolio	Odyssey Aggressive Growth Fund
Alpine Emerging Markets Real Estate Fund	Glenmede Large Cap 100	Odyssey Growth Fund
Alpine Financial Services Fund	Glenmede Large Cap Growth	Odyssey Stock Fund
Alpine Foundation Fund	Glenmede Large Cap Value Portfolio	Orinda SkyView Macro Opportunities
Alpine Global Consumer Growth Fund	Glenmede Long/Short Fund	Orinda Skyview Multi-Manager Hedged Equity Fund
Alpine Global Infrastructure Fund	Glenmede Municipal Intermediate Portfolio	Orion/Monetta Intermediate Bond Fund
Alpine Innovators Fund	Glenmede NJ Municipal Portfolio	O’Shaughnessy All Cap Core Fund
Alpine International Real Estate Equity Fund	Glenmede Secured Options Portfolio	O’Shaughnessy Enhanced Dividend Fund
Alpine Municipal Money Market Fd	Glenmede Small Cap Equity Portfolio	O’Shaughnessy Small/Mid Cap Growth Fund
Alpine Realty Income & Growth Fd	Glenmede Strategic Equity Portfolio	Osterweis Fund
Alpine Transformations Fund	Glenmede Tax Exempt Cash Portfolio	Osterweis Institutional Equity Fund
Alpine Ultra Short Tax Optimized Income Fund	Glenmede Total Market Portfolio	Osterweis Strategic Income Fund
American Opportunities Fund	Glenmede U.S. Emerging Growth	Osterweis Strategic Investment Fund
Aquinas Growth Fund	GoodHaven Fund	Permanent Portfolio
Aquinas Small Cap Fund	Government Obligations	Permanent Portfolio Agg Growth
Aquinas Value Fund	Great Lakes Bond Fund	Permanent Portfolio Short-Term Treasury Bill
Artio Global High Income Fund	Great Lakes Disciplined Equity Fund	Permanent Portfolio Versatile Bond
Artio International Equity Fund	Great Lakes Large Cap Value Fund	Perritt MicroCap Opportunities Fund

Artio International Equity Fund II	Great Lakes Small Cap Opportunity Fund	Perritt Ultra Micro Cap Fund
Artio Select Opportunities Fund	Greenspring Fund	Philadelphia International Emerging Markets Fund
Artio Total Return Bond Fund	Guinness Atkinson Alternative Energy Fund	Philadelphia International Fund
ATAC Inflation Rotation Fund	Guinness Atkinson Asia Focus Fund	Philadelphia International Small Cap Fund
Barrett Growth Fund	Guinness Atkinson Asia Pacific Dividend Fund	Phocas Real Estate Fund
Barrett Opportunity Fund	Guinness Atkinson China & Hong Kong Fund	PIA BBB Bond Fund
Becker Value Equity Fund	Guinness Atkinson Global Energy Fund	PIA High Yield Fund
Boston Common International Fund	Guinness Atkinson Global Innovators Fund	PIA MBS Bond Fund
Boston Common U.S. Equity Fund	Guinness Atkinson Inflation Managed Dividend Fund	PIA Moderate Duration Bond Fund
Brandes Core Plus Fixed Income Fund	Guinness Atkinson Renminbi Yuan & Bond Fund	PIA Short-Term Securities Fund
Brandes Credit Focus Yield Fund	Harding Loevner Emerging Markets Portfolio	Plumb Balanced Fund
Brandes Emerging Markets Fund	Harding Loevner Frontier Emerging Markets Portfolio	Plumb Equity Fund
Brandes Global Equity Fund	Harding Loevner Global Equity Portfolio	Poplar Forest Partners Fund
Brandes International Equity Fund	Harding Loevner Institutional Emerging Markets Portfolio	Portfolio 21 Global Equity Fund
Brandes International Small Cap Equity Fund	Harding Loevner International Equity Portfolio	Prime Obligations
Brandes Separately Managed Account Reserve Trust	Harding Loevner International Small Companies Portfolio	Prospector Capital Appreciation Fund
Brandywine Advisors MidCap Growth Fd	Hennessy Balanced Fund	Prospector Opportunity Fund
Brandywine Blue Fund	Hennessy Core Bond Fund	Provident Trust Strategy Fund
Brandywine Fund	Hennessy Cornerstone Growth Fund	PureFunds ISE Diamond/Gemstone ETF
Bridges Investment Fund, Inc.	Hennessy Cornerstone Large Growth Fund	PureFunds ISE Junior Silver ETF
Bright Rock Mid Cap Growth Fund	Hennessy Cornerstone Mid Cap 30 Fund	PureFunds ISE Mining Service ETF
Bright Rock Quality Large Cap Fund	Hennessy Cornerstone Value Fund	Purisima All-Purpose Fund
Brookfield Global Listed Infrastructure Fund	Hennessy Equity and Income Fund	Purisima Total Return Fund
Brookfield Global Listed Real Estate Fund	Hennessy Focus Fund	Rainier Balanced Fund
Brookfield High Yield Fund	Hennessy Gas Utility Index Fund	Rainier High Yield Fund
Brown Advisory Emerging Markets Fund	Hennessy Japan Fund	Rainier Intermediate Fixed Income Fund
Brown Advisory Equity Income Fund	Hennessy Japan Small Cap Fund	Rainier International Discovery Fund
Brown Advisory Flexible Value	Hennessy Large Cap Financial Fund	Rainier Large Cap Equity Fund
Brown Advisory Growth Equity	Hennessy Large Value Fund	Rainier Mid Cap Equity Fund
Brown Advisory Intermediate Income	Hennessy Small Cap Financial Fund	Rainier Small/Mid Cap Equity Fund
Brown Advisory Maryland Bond Fund	Hennessy Technology Fund	RBC Blue Bay Absolute Return Fund
Brown Advisory Opportunity Fund	Hennessy Total Return Fund	RBC Blue Bay Emerging Market Corporate Bond Fund
Brown Advisory Small-Cap Fundamental Value	Hodges Blue Chip 25 Fund	RBC Blue Bay Emerging Market Select Bond Fund
Brown Advisory Small-Cap Growth	Hodges Equity Income Fund	RBC Blue Bay Global Convertible Bond Fund
Brown Advisory Tactical Bond Fund	Hodges Fund	RBC Blue Bay Global High Yield Bond Fund
Brown Advisory Tax Exempt Bond Fund	Hodges Pure Contrarian Fund	RBC Enterprise Fund
Brown Advisory Value Equity	Hodges Small Cap Fund	RBC MicroCap Value Fund
Brown Advisory Winslow Sustainability Fund	Hotchkis & Wiley Capital Income Fund	RBC Mid Cap Value Fund
Buffalo Discovery Fund	Hotchkis & Wiley Diversified Value	RBC Prime Money Market Fund
Buffalo Dividend Focus Fund	Hotchkis & Wiley Global Value Fund	RBC Small Cap Core Fund

Buffalo Flexible Income Fund	Hotchkis & Wiley High Yield Fund	RBC SMID Cap Growth Fund
Buffalo Growth Fund	Hotchkis & Wiley Large Cap Value	RBC Tax Free Money Market Fund
Buffalo High Yield Fund	Hotchkis & Wiley Mid Cap Value	RBC U.S. Government Money Market Fund
Buffalo International Fund	Hotchkis & Wiley Small Cap Value	Reinhart Midcap Private Market Value Fund
Buffalo Large Cap Fund	Hotchkis & Wiley Value Opportunities	Roosevelt Strategic Income Fund
Buffalo Mid Cap Fund	Huber Capital Diversified Large Cap Value Fund	Samson Strong Nations Currency Fund
Buffalo Small Cap Fund	Huber Capital Equity Income Fund	Scharf Balanced Opportunity Fund
Bushido Capital Long/Short Fund	Huber Capital Small Cap Value Fund	Scharf Fund
CAN SLIM Select Growth Fund	Iman Fund	Schooner Fund
Capital Advisor Growth Fund	Innovator Matrix Income Fund	SCS Hedged Opportunities Fund, LLC
Capital Advisors TacticalShares Dynamic Allocation Fund	International Fund	Shenkman Short Duration High Income Fund
Chase Growth Fund	Intrepid Capital Fund	SiM Dynamic Allocation Diversified Income Fund
Chase Mid Cap Growth Fund	Intrepid Disciplined Value Fund	SiM Dynamic Allocation Equity Income Fund
Coldstream Dividend Growth Fund	Intrepid Income Fund	Smead Value Fund
Collins Alternative Solutions Fund	Intrepid Small Cap Fund	Snow Capital Opportunity Fund
Congress All Cap Opportunity Fund	IronBridge Global Fund	Snow Capital Small Cap Value Fund
Congress Large Cap Growth	IronBridge Large Cap Fund	Stone Ridge High Yield Reinsurance Risk Premium Fund
Congress Mid Cap Growth Fund	IronBridge Small Cap Fund	Stone Ridge Reinusrance Risk Premimum Fund
Contravisory Strategic Equity Fund	IronBridge SMID Cap Fund	Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Convergence Core Plus Fund	Jacob Internet Fund	Stone Ridge U.S. Variance Risk Premium Risk Fund
Corporate America CU Short Duration Fund	Jacob Micro Cap Growth Fund	Tax Free Obligations
Country Bond Fund	Jacob Small Cap Growth Fund	TCM Small Cap Growth Fund
Country Growth Fund, Inc	Jacob Wisdom Fund	TCM Small-Mid Cap Growth Fund
CSC Small Cap Value Fund	Jensen Portfolio	The American Trust Allegiance Fd
Cushing MLP Premier Fund	Jensen Quality Value Fund	The Appleton Group Plus Fund
Cushing Renaissance Advantage Fund	Jordan Opportunity Fund	The Core Fund
Cushing Royalty Energy Income Fund	Kellner Merger Fund	The Merger Fund
Davidson Multi Cap Equity Fund	Kirr Marbach Partners Value Fd	The Teberg Fund
Davidson Small/Mid Equity Fund	Litman Gregory Masters Alternative Strategies Fund	Thompson Bond Fund
Dearborn Partners Rising Dividend Fund	Litman Gregory Masters Equity Fund	Thompson LargeCap Fund
DoubleLine Equities Growth Fund	Litman Gregory Masters Focused Opportunities Fund	Thompson MidCap Fund
DoubleLine Equities Small Cap Growth Fund	Litman Gregory Masters International Fund	TIFF Multi-Asset Fund
DoubleLine Core Fixed Income Fund	Litman Gregory Masters Small Companies Fund	TIFF Short Term Fund
DoubleLine Emerging Markets Fixed Income Fund	Litman Gregory Masters Value Fund	Tortoise MLP & Pipeline Fund
DoubleLine Floating Rate Fund	LK Balanced Fund	Tortoise North American Energy Independence Fund
DoubleLine Low Duration Bond Fund	LKCM Balanced Fund	Treasury Obligations
DoubleLine Multi-Asset Growth Fund	LKCM Equity Fund	U.S. Treasury Money Market
DoubleLine Total Return Bond Fund	LKCM Fixed Income Fund	USFS Funds Limited Duration Fund
DSM Global Growth Fund	LKCM Small Cap Fund	USFS Funds Tactical Allocation Fund
DSM Large Cap Growth Fund	LKCM Small-Mid Cap Equity Fund	Vice Fund
DSM Small-Mid Cap Growth Fund	LoCorr Long/Short Commodities Strategy Fund	Villere Balanced Fund
Edgar Lomax Value Fund	LoCorr Managed Futures Strategy Fund	Wall Street Fund
Emerging Markets Fund	Logan Capital Large Cap Growth Fund	WBI Absolute Return Balanced Fund

Evermore Global Value Fund	Logan Capital Long/Short Fund	WBI Absolute Return Dividend Growth
Fort Pitt Capital Total Return Fund	M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund	YCG Enhanced Fund
Fund X Aggressive Upgrader Fund	MainGate MLP Fund
Fund X Conservative Upgrader Fd	Matrix Advisors Value Fd Inc.
Fund X ETF Aggressive Upgrader Fund	McKinley Diversified Income Fund
Fund X ETF Upgrader Fund	Monetta Fund
Fund X Flexible Income Fund	Monetta Mid-Cap

(b)	Quasar is located at 615 East Michigan Street, Milwaukee, WI 53202. The following is a list of the executive officers, directors and partners of Quasar. The business address for each of the executive officers and directors of Quasar, except Mr. Kern and Mr. Falkeis, is US Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The business address for Mr. Kern and Mr. Falkeis is US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, WI 53202.

Name	Positions and Offices with Quasar Distributors, LLC	Positions and Offices with the Registrant

James Robert Schoenike	President and Board Member	None

Andrew M. Strnad	Vice President and Secretary	None

Teresa Cowan	Senior Vice President and Assistant Secretary	None

Susan LaFond	Vice President and Treasurer	None

John Kinsella	Assistant Treasurer	None

Brett Scribner	Assistant Treasurer	None

Joe Redwine	Board Member	None

Joseph Bree	Chief Financial Officer	None

Robert Kern	Board Member	None

Joe Redwine	Board Member	None

(c)           Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of: (a) the Registrant; (b) the Investment Advisor and Co-Administrator; (c) the Principal Underwriter; (d) the Sub-Adviser; (e) the Sub-Adviser in the U.S.; (f) the Transfer Agent; and (g) the Fund Accounting Agent and Co-Administrator; (h) the Custodian – RBC Mid Cap Growth Fund, RBC Micro Cap Value Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Mid Cap Value Fund, Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Access Capital Community Investment Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund; and (i) the Custodian – RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund. The address of each is as follows:

(a)	RBC Funds Trust
50 South Sixth Street, Suite 2350
Minneapolis, MN 55402

(b)	RBC Global Asset Management (U.S.) Inc.
50 South Sixth Street, Suite 2350
Minneapolis, MN 55402

(c)	BlueBay Asset Management LLP
77 Grosvenor Street, W1K 3JR
London, United Kingdom

(d)	BlueBay Asset Management USA LLC
Four Stamford Plaza
107 Elm Street, Suite 512
Stamford, CT 06902

(e)	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

(f)	BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
Valley Forge, PA 19406

(g)	U.S. Bank, N.A.
1555 N. RiverCrest Drive, Suite 302
Milwaukee, WI 53212

(h)	The Bank of New York Mellon
One Wall Street
New York, NY 10286

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 72 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 72 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 29th day of September, 2014.

RBC FUNDS TRUST

By:	/s/ Kathleen A. Gorman
Kathleen A. Gorman
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Kathleen A. Gorman	Date: September 29, 2014
Kathleen A. Gorman
Trustee, President and Chief Executive Officer

/s/ Kathleen A. Hegna	Date: September 29, 2014
Kathleen A. Hegna
Chief Financial Officer

Trustees

*	*
T. Geron Bell	Lucy Hancock Bode

*	*
Leslie H. Garner, Jr.	Ronald James

*	*
H. David Rybolt	John A. MacDonald

*	*
William B. Taylor	James R. Seward

*By:	/s/ Kathleen A. Gorman	Date: September 29, 2014
Kathleen A. Gorman, attorney-in-fact

Exhibit Index

None